SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES AND DEPRECIATION AND AMORTIZATION EXPENSE (Details) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 193,824	$ 426,337	$ 580,529	$ 674,879	$ 505,434
Depreciation	333,996	125,000	633,930	316,957	424,363	325,382
Trucking [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 334,203	$ 124,957	$ 631,648	$ 316,893
Depreciation					$ 424,040	$ 325,382